DLA Piper US LLP 4141 Parklake Avenue, Suite 300 Raleigh, North Carolina 27612-2350 www.dlapiper.com

Jeffrey M. Sullivan jeff.sullivan@dlapiper.com T 919.786.2003 F 919.786.2200

April 14, 2008

VIA EDGAR

United States Securities and Exchange Commission

100 F Street N.E.

Mail Stop 4561

Washington, DC 20549

Attn:	Michael E. McTiernan, Special Counsel

	Re:	Hatteras Financial Corp. Registration Statement on Form S-11 Filed on February 20, 2008 and amended on March 25, 2008 File No. 333-149314

Dear Mr. McTiernan:

As counsel to Hatteras Financial Corp. (the “Company”) and in connection with your comment letter dated April 4, 2008, regarding the Company’s registration statement on Form S-11 (registration no. 333-149314), we are transmitting herewith for filing, pursuant to the Securities Act of 1933, amendment no. 2 to the registration statement (the “Amendment”).

In addition, attached as Schedule A are the Company’s responses to your comment letter dated April 4, 2008 and the Company’s responses to comments 5 and 6 to your comment letter dated March 19, 2008. For your convenience, we have reproduced in the schedule each of your numbered comments before the Company’s response thereto.

We are forwarding a courtesy package to you, Mr. Byron N. Cooper, Mr. Wilson Lee and Ms. Linda Van Dorn. The courtesy package includes this letter and marked and unmarked copies of the Amendment. The marked copy shows changes from amendment no. 1 to the registration statement filed on March 25, 2008.

United States Securities and Exchange Commission

April 14, 2008

If you have any further questions concerning the Amendment, please contact me at (919) 786-2003.

Sincerely,

/s/ Jeffrey M. Sullivan
Jeffrey M. Sullivan

cc:

Securities and Exchange Commission

    Byron N. Cooper

    Wilson Lee

    Linda Van Dorn

Hatteras Financial Corp.

    Michael R. Hough

    Benjamin M. Hough

    Kenneth A. Steele

Hunton & Williams LLP

    David C. Wright

    Christopher C. Green

DLA Piper US LLP

    Karolyn E. Camden

    Robert J. LeDue

Schedule A

Commission Correspondence Dated April 4, 2008

Use of Proceeds, page 37

1.	Comment: We note your response to comment one. In light of the different characteristics of each type of hybrid ARM, please disclose to the extent possible the relative percentage of proceeds you expect to invest in each type of hybrid ARMs.

Response: We have revised the disclosure on page 12 and on page 37 in response to your comment.

Management’s Discussion and Analysis…, page 45

2.	Comment: Please discuss the relationship of your overall leverage, credit spreads, “haircuts” and margin call provisions and their potential to impact your business operations. Please include a discussion of the discretion your repurchase agreement lenders have to determine the market value of the collateral.

Response: We have revised the disclosure on pages 56 and 57 to include a more detailed discussion of our overall leverage, credit spreads, “haircuts” and margin call provisions and their potential to impact our business operations. We also included a discussion of the discretion our repurchase lenders have to determine the market value of the collateral.

Liquidity and Capital Resources, page 53

3.	Comment: We note your response to comment 8. Please revise your disclosure to include specific trigger levels in your repurchase agreements.

Response: We have revised the disclosure on page 55 to include the high, low and weighted average trigger levels (so-called haircuts) across our repurchase relationships as of December 31, 2007 and March 31, 2008.

Tax Opinion

4.	Comment: Please direct counsel to remove the reference to “only” in the first sentence of the last paragraph of the tax opinion. Investors must be permitted to rely on the opinion.

Response: Counsel will delete the reference to “only” in the first sentence of the last paragraph of the tax opinion as requested.

Commission Correspondence Dated March 19, 2008

Selling Stockholders, page 42

5.	Comment: With regard to any selling stockholders who are non-natural persons, please identify all selling shareholders who are registered broker-dealers or affiliates of registered broker-dealers. Additionally, tell us if the broker-dealer received the securities as underwriting compensation. Please not that a registration statement registering the resale of shares being offered by broker-dealers must identify the broker-dealers as underwriters if the shares were not issued as underwriting compensation.

Response: There will be no selling stockholders in the offering. All of the shares offered will be offered by us.

6.	Comment: If any selling shareholders are affiliates of broker-dealers, please provide an analysis supporting your position that the resale of securities by affiliates of broker-dealers is not an indirect primary offering. Your analysis should address the following points:

•	how long the selling shareholders have held the securities,
•	the circumstances under which the selling shareholders received the securities,
•	the selling shareholders’ relationship to the issuer,
•	the amount of securities involved,
•	whether the sellers are in the business of underwriting securities, and
•	whether under all the circumstances it appears that the seller is acting as a conduit for the issuer.

Assuming the resale of securities by affiliates of broker-dealers is not an indirect primary offering, you must clearly state in your prospectus:

•

the seller purchased in the ordinary course of business and at the time of the purchase of the securities to be resold the seller had no agreements or understandings, directly or indirectly, with any person to distribute the securities.

Response: As noted above, there will be no selling stockholders in the offering.